Boston Partners Small Cap Value Fund II
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Communication Services - 2.7%
Cargurus, Inc. (a)	111,487	$3,933,261
EverQuote, Inc. - Class A (a)	148,774	3,926,146
Magnite, Inc. (a)(b)	487,806	7,165,870
Stagwell, Inc. (a)(b)	527,610	2,827,990
		17,853,267

Consumer Discretionary - 15.6%
Abercrombie & Fitch Co. - Class A (a)	61,363	6,005,597
Academy Sports & Outdoors, Inc.	98,998	4,776,653
Adtalem Global Education, Inc. (a)	50,115	4,638,644
Bath & Body Works, Inc.	81,298	1,415,398
Boyd Gaming Corp.	34,490	2,873,017
Build-A-Bear Workshop, Inc. (b)	76,636	4,069,372
Carriage Services, Inc.	141,475	6,125,867
Cavco Industries, Inc. (a)	7,648	4,555,531
Frontdoor, Inc. (a)	72,384	3,903,669
Grand Canyon Education, Inc. (a)	27,287	4,304,251
Green Brick Partners, Inc. (a)	42,033	2,853,200
Group 1 Automotive, Inc. (b)	14,251	5,715,221
Installed Building Products, Inc. (b)	7,798	2,090,020
Kontoor Brands, Inc. (b)	67,636	5,028,737
Laureate Education, Inc. (a)	268,613	8,300,142
LCI Industries	35,337	4,016,757
Lear Corp.	32,133	3,449,799
Legacy Housing Corp. (a)	13,509	269,234
Murphy USA, Inc.	10,721	4,128,335
Steven Madden Ltd. (b)	89,133	3,723,977
Taylor Morrison Home Corp. (a)	65,410	4,100,553
Universal Technical Institute, Inc. (a)	101,723	2,341,663
Urban Outfitters, Inc. (a)(b)	55,527	4,112,885
Valvoline, Inc. (a)	93,506	2,927,673
Visteon Corp.	27,656	2,855,482
Wolverine World Wide, Inc.	119,774	1,941,537
Wyndham Hotels & Resorts, Inc.	36,633	2,681,536
		103,204,750

Consumer Staples - 2.8%
BellRing Brands, Inc. (a)	93,269	2,881,079
Coca-Cola Consolidated, Inc.	19,990	3,257,371
Ingredion, Inc.	45,236	4,864,679
Nature's Sunshine Products, Inc. (a)	147,262	3,030,652
PriceSmart, Inc. (b)	38,717	4,766,063
		18,799,844

Energy - 4.9%
Archrock, Inc.	142,434	3,495,330
Bristow Group, Inc. (a)	80,988	3,037,860
National Energy Services Reunited Corp. (a)	375,096	5,228,838
South Bow Corp.	161,032	4,438,042
Tidewater, Inc. (a)	65,735	3,551,005
Viper Energy, Inc. - Class A	132,787	4,850,709
Weatherford International PLC	43,913	3,284,693
World Kinect Corp.	188,822	4,376,894
		32,263,371

Financials - 26.9% (c)
AllianceBernstein Holding LP	39,115	1,615,841
AMERISAFE, Inc.	46,952	1,915,642
Assured Guaranty Ltd.	85,678	7,757,286
Axis Capital Holdings Ltd.	51,228	5,237,551
Axos Financial, Inc. (a)	41,497	3,410,223
Bar Harbor Bankshares	102,042	3,044,933
BGC Group, Inc. - Class A	400,638	3,485,551
Byline Bancorp, Inc.	117,663	3,285,151
Cadence Bank	101,761	4,054,158
Columbia Banking System, Inc.	116,882	3,239,969
ConnectOne Bancorp, Inc.	101,266	2,558,992
Diamond Hill Investment Group, Inc.	17,356	2,048,008
Employers Holdings, Inc.	44,215	1,761,968
Essent Group Ltd.	56,128	3,522,593
Euronet Worldwide, Inc. (a)	33,570	2,487,201
EVERTEC, Inc.	93,450	2,700,705
Federal Agricultural Mortgage Corp. - Class C	44,337	7,615,323
First American Financial Corp.	95,215	6,261,338
First Mid Bancshares, Inc.	61,594	2,344,268
FirstCash Holdings, Inc.	68,311	10,821,145
Global Indemnity Group LLC - Class A	107,298	3,011,855
Hancock Whitney Corp.	58,795	3,562,389
Heritage Commerce Corp.	266,331	2,900,345
Home BancShares, Inc.	121,919	3,421,047
James River Group Holdings, Inc.	580,348	3,418,250
Nicolet Bankshares, Inc. (b)	34,055	4,290,249
Northeast Bank	55,550	4,937,284
Northrim BanCorp, Inc.	113,347	2,783,802
Old Second Bancorp, Inc.	183,845	3,465,478
Oportun Financial Corp. (a)	416,621	2,153,931
Oppenheimer Holdings, Inc. - Class A	47,972	3,263,535
PennyMac Financial Services, Inc.	36,962	4,973,976
PennyMac Mortgage Investment Trust	212,202	2,724,674
Pinnacle Financial Partners, Inc.	28,873	2,647,077
Preferred Bank (b)	78,433	7,404,860
Red River Bancshares, Inc.	40,353	2,826,728
Redwood Trust, Inc.	403,685	2,224,304
Silvercrest Asset Management Group, Inc. - Class A	165,231	2,280,188
SLM Corp. (b)	276,524	8,102,153
Stewart Information Services Corp.	73,416	5,625,868
StoneX Group, Inc. (a)	66,603	6,034,898
Voya Financial, Inc.	66,121	4,648,306
WEX, Inc. (a)	21,215	3,147,457
White Mountains Insurance Group Ltd.	2,687	5,439,160
WSFS Financial Corp.	58,500	3,264,885
		177,720,545

Health Care - 5.7%
Addus HomeCare Corp. (a)	33,403	4,015,041
Catalyst Pharmaceuticals, Inc. (a)	129,877	3,040,421
Guardian Pharmacy Services, Inc. - Class A (a)	199,187	5,832,195
Haemonetics Corp. (a)	56,180	4,570,243
Halozyme Therapeutics, Inc. (a)	41,007	2,927,900
Harmony Biosciences Holdings, Inc. (a)	87,274	3,079,899
Omnicell, Inc. (a)	93,569	3,416,204
Option Care Health, Inc. (a)	143,073	4,449,570
Pediatrix Medical Group, Inc. (a)	263,830	6,355,665
		37,687,138

Industrials - 21.5%
ABM Industries, Inc.	87,957	3,782,151
AZZ, Inc.	26,796	2,824,834
Brink's Co.	62,139	6,980,074
Civeo Corp. (b)	112,855	2,515,538
Concentrix Corp. (b)	67,087	2,429,220
CRA International, Inc.	25,713	4,534,230
DNOW, Inc. (a)	179,845	2,510,636
DXP Enterprises, Inc. (a)	36,642	3,443,982
EnerSys	45,010	6,441,381
First Advantage Corp. (a)(b)	324,310	4,501,423
Gibraltar Industries, Inc. (a)	63,267	3,160,819
Granite Construction, Inc. (b)	60,523	6,508,038
Griffon Corp.	59,319	4,448,925
Heidrick & Struggles International, Inc.	67,365	3,965,778
HNI Corp. (b)	102,420	4,252,478
Huron Consulting Group, Inc. (a)	43,889	7,224,568
IBEX Holdings Ltd. (a)	191,534	6,740,081
Janus International Group, Inc. (a)	397,301	2,467,239
Karat Packaging, Inc.	111,561	2,458,804
KBR, Inc.	81,869	3,374,640
Kelly Services, Inc. - Class A	229,120	1,979,597
Korn Ferry	46,249	3,041,797
Landstar System, Inc.	22,425	2,934,087
Legalzoom.com, Inc. (a)	332,508	3,102,300
LSI Industries, Inc.	204,905	3,747,712
Masterbrand, Inc. (a)	300,544	3,333,033
Matson, Inc.	37,495	4,086,205
Maximus, Inc.	54,928	4,728,752
Mayville Engineering Co., Inc. (a)	155,135	2,635,744
Modine Manufacturing Co. (a)	27,966	4,534,128
Primoris Services Corp.	80,662	10,208,583
Sensata Technologies Holding PLC	136,041	4,362,835
Sterling Infrastructure, Inc. (a)	9,635	3,317,427
Upwork, Inc. (a)(b)	285,573	5,637,211
		142,214,250

Information Technology - 9.9%
Adeia, Inc.	331,346	4,098,750
Arrow Electronics, Inc. (a)	36,423	3,934,048
Avnet, Inc.	86,602	4,114,461
Axcelis Technologies, Inc. (a)(b)	53,663	4,441,687
Bel Fuse, Inc. - Class B (b)	43,685	6,728,801
Belden, Inc. (b)	30,821	3,495,101
Benchmark Electronics, Inc.	102,042	4,584,747
Cirrus Logic, Inc. (a)	28,041	3,374,454
Daktronics, Inc. (a)	169,551	3,209,600
InterDigital, Inc. (b)	17,432	6,236,298
Littelfuse, Inc.	9,516	2,436,286
LiveRamp Holdings, Inc. (a)	157,591	4,546,500
NCR Voyix Corp. (a)(b)	279,435	2,825,088
OSI Systems, Inc. (a)	11,347	3,073,335
Photronics, Inc. (a)	115,392	2,643,631
Qorvo, Inc. (a)	30,991	2,661,817
Yext, Inc. (a)	352,852	2,971,014
		65,375,618

Materials - 3.2%
Commercial Metals Co.	68,251	4,353,049
Ecovyst, Inc. (a)	383,542	3,528,586
Element Solutions, Inc. (b)	125,631	3,256,356
Knife River Corp. (a)	42,750	3,199,410
Methanex Corp.	108,216	3,853,572
Myers Industries, Inc.	151,624	2,738,329
		20,929,302

Real Estate - 1.9%
BRT Apartments Corp.	86,148	1,261,207
Cousins Properties, Inc.	87,714	2,261,267
CTO Realty Growth, Inc.	118,354	2,139,840
Essential Properties Realty Trust, Inc. (b)	104,081	3,295,204
First Industrial Realty Trust, Inc.	61,338	3,510,987
		12,468,505

Utilities - 0.3%
Pure Cycle Corp. (a)	156,370	1,779,491
TOTAL COMMON STOCKS (Cost $511,078,994)		630,296,081

CLOSED-END FUNDS - 0.8%	Shares	Value
Blue Owl Capital Corp. (b)	205,125	2,701,497
Golub Capital BDC, Inc. (b)	201,557	2,839,938
TOTAL CLOSED-END FUNDS (Cost $6,245,272)		5,541,435

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.7%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (d)	77,033,946	77,033,946
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $77,033,946)		77,033,946

TOTAL INVESTMENTS - 107.9% (Cost $594,358,212)		712,871,462
Liabilities in Excess of Other Assets - (7.9)%		(51,908,544)
TOTAL NET ASSETS - 100.0%		$660,962,918

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $75,367,328.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Boston Partners Small Cap Value Fund II (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$630,296,081	$–	$–	$630,296,081
Closed-End Funds	5,541,435	–	–	5,541,435
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	77,033,946
Total Investments	$635,837,516	$–	$–	$712,871,462

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $77,033,946 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.